Equity - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares authorized	370,000,000	370,000,000
Common stock, shares authorized	350,000,000	350,000,000
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock voting rights	one
Common stock, shares issued	85,743,994	59,853,276
Common stock, shares outstanding	85,743,994	59,853,276
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0